Equity reserves and long-term incentive plan awards - disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2021 Share yr $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	11,680,170	8,330,820	12,568,362
Weighted average remaining contractual life of outstanding share options	3 years 3 months 14 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.61	$ 1.81	$ 1.93
Number of share options exercisable in share-based payment arrangement | Share	3,245,825
Weighted average remaining contractual life of exercisable share options | yr	1.79
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.07
C$0.00-C$1.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	1,143,002
Weighted average remaining contractual life of outstanding share options	2 years 1 month 24 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.97
Number of share options exercisable in share-based payment arrangement | Share	621,666
Weighted average remaining contractual life of exercisable share options | yr	2.14
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.98
C$0.00-C$1.00 [Member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	0.00
C$0.00-C$1.00 [Member] | Top of range [member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 1.00
C$1.01 - C$ 2.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	9,244,168
Weighted average remaining contractual life of outstanding share options	3 years 9 months 3 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.42
Number of share options exercisable in share-based payment arrangement | Share	1,526,493
Weighted average remaining contractual life of exercisable share options | yr	2.58
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.26
C$1.01 - C$ 2.00 [Member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	1.01
C$1.01 - C$ 2.00 [Member] | Top of range [member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 2.00
C$2.01 - C$3.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	293,000
Weighted average remaining contractual life of outstanding share options	3 years 7 months 17 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.19
Number of share options exercisable in share-based payment arrangement | Share	97,666
Weighted average remaining contractual life of exercisable share options | yr	3.63
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.19
C$2.01 - C$3.00 [Member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	2.01
C$2.01 - C$3.00 [Member] | Top of range [member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 3.00
C$3.01 - C$4.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	1,000,000
Weighted average remaining contractual life of outstanding share options	1 month 28 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.96
Number of share options exercisable in share-based payment arrangement | Share	1,000,000
Weighted average remaining contractual life of exercisable share options | yr	0.16
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.96
C$3.01 - C$4.00 [Member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	3.01
C$3.01 - C$4.00 [Member] | Top of range [member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 4.00